SUBSEQUENT EVENTS - Narrative (Q3) (Details)							1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Nov. 12, 2021 USD ($) lease	Nov. 11, 2021 USD ($)	Oct. 29, 2021 USD ($)	Oct. 27, 2021 USD ($)	Oct. 25, 2021 USD ($) $ / shares	Oct. 01, 2021 USD ($) shares	Jan. 27, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) property day	Dec. 31, 2021 USD ($) property day	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Jan. 31, 2022 USD ($) day property	Nov. 24, 2021 $ / shares	Sep. 30, 2021 USD ($) $ / shares	Aug. 04, 2021 $ / shares	May 05, 2021 $ / shares	Mar. 25, 2021 $ / shares	Feb. 25, 2021 $ / shares	Feb. 01, 2021 $ / shares	Jan. 22, 2021 $ / shares	May 20, 2020 $ / shares	Jan. 18, 2018 $ / shares
Subsequent Event [Line Items]
Net asset value (in usd per share) | $ / shares							$ 23.03			$ 21.01	$ 30.48				$ 26.05	$ 24.61					$ 21.01	$ 30.00
Accrued distributions										$ 706,106	$ 962,615			$ 786,120
Common stock redeemed during period										17,576,261	$ 12,145,903
Disposal group, including discontinued operation, consideration										$ 31,096,403
Remaining lease term										4 years 6 months
Class C and Class S
Subsequent Event [Line Items]
Net asset value (in usd per share) | $ / shares														$ 27.29
Subsequent Event
Subsequent Event [Line Items]
Daily distribution rate (in usd per share) | $ / shares																	$ 0.00287670	$ 0.00287670		$ 0.00287670
Annualized distribution rate (in usd per share) | $ / shares																	1.05	1.05		1.05
Net asset value (in usd per share) | $ / shares							$ 23.03										$ 23.03	$ 21.01	$ 23.03	$ 21.01
Net asset value, percentage																	4.56%	5.00%		5.00%
Subsequent Event | Proposed KeyBank Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 225,000,000
Subsequent Event | Forecast
Subsequent Event [Line Items]
Period for due diligence | day												30
Period to complete sale | day												60
Properties to be sold | property												3
Remaining lease term												5 years
Subsequent Event | Forecast | Crowdfunding-Related Intangible Assets
Subsequent Event [Line Items]
Impairment of intangible assets									$ 3,700,000
Subsequent Event | L3Harris
Subsequent Event [Line Items]
Discount term				2 months
Discount amount				$ 139,258
Lease commissions				$ 208,087
Subsequent Event | 3M property
Subsequent Event [Line Items]
Lease commissions			$ 640,696
Tenant improvement allowance			1,026,000
Subsequent Event | Walgreens | Forecast
Subsequent Event [Line Items]
Contract purchase price								$ 28,651,000
Subsequent Event | Walgreens | Forecast | Ten Retail Properties Leased To Walgreen's
Subsequent Event [Line Items]
Asset acquisition, consideration transferred								$ 63,100,000
Number of retail properties acquired | property								10	10
Asset acquisition, consideration transferred, liabilities incurred								$ 35,048,994	$ 35,048,994
Subsequent Event | Texas Health
Subsequent Event [Line Items]
Period for due diligence | day								30	30
Period to complete sale | day								10	10
Subsequent Event | Texas Health | Forecast | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Subsequent Event [Line Items]
Disposal group, including discontinued operation, consideration								$ 15,300,000	$ 15,300,000			$ 27,240,000
Subsequent Event | Industrial Property In Archbold, Ohio | Industrial Property For Manufacturing
Subsequent Event [Line Items]
Asset acquisition, consideration transferred			$ 11,460,000
Subsequent Event | Bon Secours and Omnicare | Forecast
Subsequent Event [Line Items]
Properties to be sold | property												2
Subsequent Event | Class C
Subsequent Event [Line Items]
Common stock redeemed (in shares) | shares						80,614	481,939
Common stock redeemed during period						$ 2,098,452	$ 10,375,064
Subsequent Event | Class S
Subsequent Event [Line Items]
Common stock redeemed (in shares) | shares						0	0
Subsequent Event | Class C and Class S
Subsequent Event [Line Items]
Dividends, common stock					$ 643,025
Daily distribution rate (in usd per share) | $ / shares					$ 0.00287670
Annualized distribution rate (in usd per share) | $ / shares					$ 1.05								$ 1.15
Net asset value, percentage					4.03%								4.21%
Subsequent Event | Class C and Class S | Forecast
Subsequent Event [Line Items]
Daily distribution rate (in usd per share) | $ / shares													$ 0.00315070
Subsequent Event | Series A Preferred Stock
Subsequent Event [Line Items]
Dividends, preferred stock		$ 1,065,278
Accrued distributions		$ 143,403
Subsequent Event | Line of Credit | Revolving Credit Facility | Proposed KeyBank Credit Facility
Subsequent Event [Line Items]
Debt instrument, term	4 years
Extension option | lease	12
Subsequent Event | Term Loan | Proposed KeyBank Credit Facility
Subsequent Event [Line Items]
Debt instrument, term	5 years